Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
23	SUBSEQUENT EVENTS

(a)	Corporate restructuring
In January 2021, the Group underwent a corporate restructuring (the “Corporate Restructuring”) in anticipation of the contemplated IPO. Immediately prior to the Corporate Restructuring, the Company’s 100,000 issued ordinary shares were 100% owned by the Parent and the Parent’s shareholding structure was as below:

Shareholders	Class of share	Number of shares
Longwater *	Ordinary shares with special rights*	2,276,769
Visionsky Group Limited ** (“Visionsky”, beneficially owned by Mr. Zhang)	Ordinary shares	2,776,902
Brightenwit Group Limited ** (“Brightenwit”, beneficially owned by Wu Yu, Mr. Zhang’s spouse)	Ordinary shares	449,251
BVI companies (beneficially owned by certain employees and non-employee consultants)	Ordinary shares	1,545,948
Total		7,048,870

*
Pursuant to the Parent’s shareholders’ agreement and memorandum and articles of association (“the Parent’s SA and M&A”), Longwater was provided with certain special rights, including but not limited to redemption and put option rights, right of first refusal and co-sale
right, drag-along right, preemptive right, and voting rights in certain events as defined.

**	Visionsky and Brightenwit are collectively referred to as “Founders Holdcos”.
The Corporate Restructuring was effected with the following steps:

(1)
On January 12, 2021, the Company issued 70,488,700 ordinary shares to the respective shareholders of the Parent (excluding 7,182,390 shares that was issued to but simultaneously repurchased from Longwater at nominal consideration) to mirror the shareholding structure of the Parent as shown in the table above. At the same time, the Parent surrendered 100,000 issued shares in the Company pursuant to a form of surrender letter.

(2)
On January 11, 2021, the Company entered into shareholders agreement with certain shareholders (“the Company’s SA”) and amended and restated the articles of association of the Company (“the Company’s RAA”) such that Longwater is provided with certain special rights (“Special Rights”), including voting rights, redemption and put option rights, and rights of first refusal and co-sale.
The Special Rights are generally the same as those Longwater was previously entitled with respect to the ordinary shares of the Parent, except for certain terms of the redemption rights, which are further described as follows.

(i)	Voting rights
Longwater is entitled to veto right in the board of directors meeting or shareholders meeting for certain events, including: (1) acquisition, merger, consolidation or other form of restructuring, dismissal, liquidation; (2) sale, transfer or disposal of any material assets; (3) incurrence of indebtedness and guaranty outside the ordinary course of business; (4) incurrence of any material capital expenditures; (5) material change or amendment in the annual business plan, any budget or business scope; (6) any form of capital increase; (7) appointment or removal of any directors or senior executives; and (8) issuance of any equity or debt securities; etc..

(ii)	Redemption and put option rights
At the request of Longwater, either the Founders Holdcos or the Company is required to purchase or repurchase all the ordinary shares held by Longwater. The redemption price shall equal to the sum of (a) the higher of (i) the applicable net profit amount for the immediately preceding complete financial year (the “Prior Year”) multiplied by a factor of 13.5, multiplied by Longwater’s shareholding percentage as of the date of the redemption, and (ii) the amount that provides the yield on Longwater’s net investments in its interests in the Parent and/or the Company at an internal rate of return of 25% per annum, and (b) the net cash amount as defined of the Group as of the end of the Prior Year multiplied by Longwater’s shareholding percentage as of the date of redemption, to the extent that such net cash amount has not been subsequently distributed to any shareholders.

(iii)	Rights of first refusal and co-sale
Longwater has a right (the “Right of First Refusal”) to purchase all or any portion of the shares that any other shareholders may propose to transfer to any potential third-party transferees at the same price and subject to the same material terms and conditions as with these third-party transferees.
In the event that Longwater does not exercise its Right of First Refusal to purchase any of the transfer shares, Longwater has the right (the “Right of
Co-Sale”)
to participate in the transfer shares to the potential third party transferees.
Pursuant to a concurrent agreement entered into amongst the parties under the Company’s SA, the Special Rights of Longwater with respect to the Company’s ordinary shares it held were automatically terminated upon the completion of the IPO on March 11, 2021
.
As of December 31, 2020, Longwater has not exercised any of its redemption and put option rights with respect to its holding of the Company’s ordinary shares.
As a result of the Corporate Restructuring, the Company’s shares are held directly by the shareholders of the Parent and the shareholding structure of the Company immediately after the Corporate Restructuring was as follows:

Shareholders	Class of share	Number of shares
Longwater	Redeemable ordinary shares	22,767,690
Visionsky	Ordinary shares	27,769,020
Brightenwit	Ordinary shares	4,492,510
BVI companies	Ordinary shares	15,459,480

Total		70,488,700

The Company considered the issuance of 70,488,700 new ordinary shares by the Company and the surrender by the Parent of the existing shares are in substance a recapitalization of the shareholding structure of the Company with the same net effect of a 100,000 for 70,488,700 split of the Company’s ordinary shares accompanied by the Parent’s distribution in specie of the Company’s ordinary shares to its shareholders. Accordingly, all share and per share data shown in the consolidated financial statements and related notes have been retrospectively revised to give effects to the nominal issuance of the 70,488,700 new shares and the surrender of the 100,000 old shares pursuant to the Corporate Restructuring.
In addition, upon completion of the Corporate Restructuring, 22,767,690 ordinary shares of the Company held by Longwater are subject to redemption by the Company at any time at the option of Longwater. Management has recorded these redeemable ordinary shares in mezzanine equity upon the completion of the Corporate Restructuring in January 2021, which were subsequently reclassified as equity upon the completion of the IPO in March 2021 as all Special Rights were terminated.

(b)	Class A and Class B ordinary shares
On January 12, 2021, the Company’s board of directors approved that, immediately prior to the completion of the Company’s IPO, (i) all of the ordinary shares held by Visionsky, Brightenwit and Longwater will be re-designated
into Class B ordinary shares on a
one-to-one
basis; and (ii) all of the remaining ordinary shares will be re-designated
into Class A ordinary shares on a
one-to-one
basis. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstances. Each Class B ordinary share is entitled to twenty (20)
votes, subject to certain conditions, and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any sale of Class B ordinary shares by a holder thereof to any person other than Mr. Zhang, Wu Yu and Longwater (collectively the “designated holders”), or any entity which is not affiliated with any of the designated holders, such Class B ordinary shares are automatically and immediately converted into the same number of Class A ordinary shares. The Company’s shares were re-designated into Class A and Class B ordinary shares in March 2021 upon the completion of IPO.

(c)	2021 Share Incentive Plan
On January 12, 2021, the Company’s board of directors approved the 2021 share incentive plan (the “Plan”), under which 3,524,435 ordinary shares are reserved, constituting a maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the Plan to be equal to 5% of the total outstanding ordinary shares on an as-converted
basis as of the date of adoption of the Plan.

(d)	Private placement agreement concurrently with its IPO
Pursuant to subscription agreement with Shanghai Ruihai Chuangfeng Industrial Development Co., Ltd. (“Shanghai Ruihai”) dated January 10, 2021, CPP Investor agreed to purchase from the Company US$4,500 worth of ordinary shares at a price per share equal to the IPO price as adjusted to reflect the
ADS-to-share
ratio concurrently with, and subject to the completion of the Company’s IPO.
On March 11, 2020, the Company completed its IPO on the New York stock exchange and issued 5,000,000 American depositary shares (“ADSs”), each representing three of Class A ordinary shares with IPO price of US$10.0 per ADS. The selling shareholder, Longwater, sold 2,500,000 ADSs concurrently with this offering. Concurrently, the Company completed above said private placement with Shanghai Ruihai and issued 1,350,000 Class A ordinary shares at IPO price of US$10.0 per ADS.
Upon completion of aforementioned transactions in Notes 23(a), 23(b) and 23(d), 39,309,480 Class A ordinary shares and 47,529,220 Class B ordinary shares are issued and outstanding and net proceeds of US$
45,577
were received by the Company after deducting underwriting discounts and commissions.